Related party transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Wages, salaries, fees and related taxes and benefits	$ (30)	$ (24)
Post-employment benefit plans and OPEBs cost	(3)	(3)
Share-based compensation	(26)	(29)
Key management personnel and board of directors compensation expense	$ (59)	$ (56)